Lease (Details 2) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease
2025 - remaining three months	$ 47,430
2026	195,412	$ 50,862
2027	203,228
2028	211,357
2029	219,812
Thereafter	55,486	0
Operating leases, future minimum payments due	932,725	50,862
Less: Imputed interest	(133,595)	(815)
Operating lease liabilities	$ 799,130	$ 50,047	$ 130,183